Schedule H, Line 4i – Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets

CONMED Corporation
Retirement Savings Plan

Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
EIN: 16-0977505
Plan Number: 005

Current
Identity of Issue/Description of Investment	Value

Fidelity 500 Index Fund**	$60,265,499
Fidelity Freedom 2045 Fund - Class K6**	27,401,429
Fidelity Freedom 2040 Fund - Class K6**	26,565,892
Fidelity Contrafund - Class K**	26,487,069
Fidelity Freedom 2035 Fund - Class K6**	25,668,275
Fidelity Freedom 2050 Fund - Class K6**	22,534,823
Fidelity Freedom 2030 Fund - Class K6**	19,522,532
Fidelity Freedom 2055 Fund - Class K6**	17,398,038
Janus Henderson Enterprise Collective Fund Class III	16,589,884
Participant - Directed Brokerage Link Account	16,174,892
Fidelity Freedom 2025 Fund - Class K6**	14,765,811
Fidelity Freedom 2060 Fund - Class K6**	13,151,058
John Hancock Disciplined Value Mid Cap Trust Class B5	10,588,966
Putnam Large Cap Value Trust IA	10,562,568
Fidelity Government Money Market Fund - Class K6**	7,642,655
Fidelity Diversified International Fund - Class K**	7,540,974
John Hancock Core Plus Fixed Income Trust Class I2	7,105,286
Fidelity Global ex U.S. Index Fund**	6,829,533
Fidelity Managed Income Portfolio - Class 1**	6,745,058
Fidelity Freedom 2020 Fund - Class K6**	5,486,841
Fidelity U.S. Bond Index Fund**	5,405,252
Fidelity Extended Market Index Fund**	5,093,126
Fidelity Freedom 2065 Fund - Class K6**	4,154,509
Fidelity Emerging Markets Fund - Class K**	3,481,110
Franklin Small Cap Value GG Trust CIT Class R	2,557,871
CONMED Corporation Common Stock **	2,491,300
JP Morgan U.S. Small Company Fund Class R6	2,483,790
PIMCO Income Fund Institutional Class	1,762,825
Fidelity Freedom Retirement Fund - Class K6**	948,184
Fidelity Freedom 2015 Fund - Class K6**	946,390
Putnam Stable Value Fund	706,490
Fidelity Freedom 2010 Fund - Class K6**	579,645
Fidelity Freedom 2070 Fund - Class K6**	160,486
Invesco Discovery Fund Class R6	80,052
Interest Bearing Cash Accounts	1,422

Notes receivable from participants, interest rates from 4.25% to 9.50% and maturities from 2026 to 2040**	4,820,514

$384,700,049

** Denotes party-in-interest